Accounting Policy Changes	12 Months Ended
Dec. 31, 2020
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Accounting Policy Changes

30 Accounting policy changes

Adoption of new accounting standards effective 1 January 2019: Adoption of IFRS 16

Adoption of IFRS 16

With effect from 1 January 2019, the Group adopted IFRS 16 Leases with no revision of prior periods, as permitted by the Standard. In accordance with IFRS 16, the distinction between operating leases and finance leases for lessees has been removed.

On the initial implementation of the Standard, previously recognised operating leases were capitalised as right-of-use assets and financial liabilities were recognised at the same initial value. The Group took advantage of certain practical expedients available under the Standard including:

•	‘grandfathering’ previously recognised lease arrangements;
•	applying a single discount rate to a portfolio of leases with reasonably similar characteristics;
•	assessing whether a lease is onerous prior to applying the Standard;
•	applying hindsight in determining the lease term if the contract contains options to extend or terminate the lease; and
•	not applying the capitalisation requirements of the Standard to leases for which the lease term ends within 12 months of the date of initial application.

The impact of IFRS 16 to the Group’s balance sheet at 1 January 2019 was the capitalisation of £610 million of right-of-use assets and lease liabilities of £607 million. The weighted average incremental borrowing rate applied in discounting lease commitments at that date was 5.60%. The impact of IFRS 16 to the Group’s results and equity in 2019 was not material.

Adoption of new accounting standards effective 1 January 2018: Adoption of IFRS 9

Adoption of IFRS 9

With effect from 1 January 2018, the Group adopted IFRS 9 Financial Instruments with no restatement of prior periods, as permitted by the Standard. The cumulative impact of adopting the Standard, including the effect of tax entries, was recognised as a restatement of opening reserves in 2018, and was £38 million, arising from the impairment of financial assets under the expected loss model.